Notes To The Consolidated Statements Of Cash Flows - Summary Of Balances With Related Parties Explnatory (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Company [Member]
Disclosure of transactions between related parties [line items]
Operating activities		$ 7,500	$ (2,104,418)
Net cash inflow/(outflow)		7,500	(2,104,418)
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Operating activities		(699,864,420)	(460,296,468)
Financing activities		203,607,914	1,675,510,800
Net cash inflow/(outflow)		(496,256,506)	1,215,214,332
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Operating activities		439,200,382	284,494,845
Investing activities	$ (2,957,926,150)
Net cash inflow/(outflow)	$ (2,957,926,150)	$ 439,200,382	$ 284,494,845